Warrant liabilities (Details) - Schedule of Warrant liabilities Fair value at Initial Measurement	2 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Warrant liabilities Fair value at Initial Measurement [Abstract]
Warrant outstanding, Beginning balance | shares	34,991,886
Fair value per share, Beginning balance | $ / shares	$ 0.09
Fair value, Beginning balance | $	$ 3,235,357
Warrant outstanding, Loss on change of fair value of warrant liabilities | shares
Fair value per share, Loss on change of fair value of warrant liabilities | $ / shares
Fair value, Loss on change of fair value of warrant liabilities | $	$ 1,736,512
Warrant outstanding, Ending balance | shares	34,991,886
Fair value per share, Ending balance | $ / shares	$ 0.1421
Fair value per share, Ending balance | $	$ 4,971,869